UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-22148

                                 Invesco Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                                 Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                     Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:     800-983-0903

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of August 31, 2018 is set forth below.

Schedule of Investments

Invesco Ultra Short Duration ETF (GSY)

August 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes - 43.9%
	Aerospace/Defense - 2.3%
$10,000,000	General Dynamics Corp.	2.875%	05/11/2020	$9,996,693
6,800,000	Harris Corp. (3 mo. USD LIBOR + 0.48%)(a)	2.786	02/27/2019	6,804,056
10,000,000	Northrop Grumman Corp.	5.050	08/01/2019	10,200,924
3,575,000	United Technologies Corp.	1.500	11/01/2019	3,520,123
2,578,000	United Technologies Corp. (3 mo. USD LIBOR + 0.65%)(a)	2.965	08/16/2021	2,583,812

				33,105,608

	Agriculture - 0.6%
8,314,000	Altria Group, Inc.	2.625	01/14/2020	8,281,322

	Auto Manufacturers - 1.3%
6,552,000	General Motors Co. (3 mo. USD LIBOR + 0.80%)(a)	3.143	08/07/2020	6,583,696
1,500,000	General Motors Financial Co., Inc. (3 mo. USD LIBOR + 1.45%)(a)	3.791	05/09/2019	1,511,389
10,000,000	Hyundai Capital America (3 mo. USD LIBOR + 0.94%)(a)(b)	3.261	07/08/2021	10,025,070

				18,120,155

	Banks - 20.6%
4,834,000	ABN AMRO Bank NV (Netherlands) (3 mo. USD LIBOR + 0.57%)(a)(b)	2.881	08/27/2021	4,852,021
9,360,000	Australia & New Zealand Banking Group Ltd. (Australia) (3 mo. USD LIBOR + 0.66%)(a)(b)	2.995	09/23/2019	9,402,540
4,737,000	Australia & New Zealand Banking Group Ltd. (Australia) (3 mo. USD LIBOR + 0.46%)(a)(b)	2.772	05/17/2021	4,750,992
2,250,000	Bank of America Corp., GMTN (3 mo. USD LIBOR + 0.66%)(a)	3.007	07/21/2021	2,264,756
8,850,000	Bank of America Corp., MTN (3 mo. USD LIBOR + 0.65%)(a)	2.987	10/01/2021	8,903,234
7,250,000	Bank of Nova Scotia (The) (Canada) (3 mo. USD LIBOR + 0.66%)(a)	2.996	06/14/2019	7,280,961
9,250,000	BNZ International Funding Ltd. (New Zealand) (3 mo. USD LIBOR + 0.70%)(a)(b)	3.012	02/21/2020	9,314,112
2,250,000	Capital One Financial Corp. (3 mo. USD LIBOR + 0.76%)(a)	3.098	05/12/2020	2,265,703
4,100,000	Capital One Financial Corp. (3 mo. USD LIBOR + 0.45%)(a)	2.789	10/30/2020	4,092,722
5,050,000	Capital One NA (3 mo. USD LIBOR + 0.77%)(a)	3.098	09/13/2019	5,079,105
2,000,000	Citibank NA, BKNT (3 mo. USD LIBOR + 0.50%)(a)	2.826	06/12/2020	2,008,869
9,400,000	Citigroup, Inc. (3 mo. USD LIBOR + 0.79%)(a)	3.121	01/10/2020	9,472,917
10,000,000	Citizens Bank NA (3 mo. USD LIBOR + 0.54%)(a)	2.861	03/02/2020	10,026,897
6,150,000	Commonwealth Bank of Australia, MTN (Australia) (3 mo. USD LIBOR + 0.40%)(a)(b)	2.735	09/18/2020	6,167,557
14,474,000	Cooperatieve Rabobank UA, MTN (Netherlands)	2.250	01/14/2020	14,327,343
9,750,000	Credit Agricole SA, MTN (France) (3 mo. USD LIBOR + 0.97%)(a)(b)	3.297	06/10/2020	9,870,802
6,700,000	Danske Bank A/S (Denmark) (3 mo. USD LIBOR + 0.58%)(a)(b)	2.903	09/06/2019	6,724,677
7,500,000	Fifth Third Bank (3 mo. USD LIBOR + 0.59%)(a)	2.927	09/27/2019	7,519,646
8,000,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 1.16%)(a)	3.507	04/23/2020	8,106,174
250,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 1.20%)(a)	3.541	09/15/2020	254,029
8,485,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 0.73%)(a)	3.067	12/27/2020	8,528,649
10,000,000	Huntington National Bank (The), BKNT (3 mo. USD LIBOR + 0.51%)(a)	2.837	03/10/2020	10,035,891
5,500,000	JPMorgan Chase & Co. (3 mo. USD LIBOR + 0.84%)(a)	3.172	03/22/2019	5,521,470
5,400,000	JPMorgan Chase & Co. (3 mo. USD LIBOR + 0.68%)(a)	3.001	06/01/2021	5,432,784
6,521,000	Lloyds Bank PLC (United Kingdom) (3 mo. USD LIBOR + 0.49%)(a)	2.833	05/07/2021	6,548,500
3,000,000	Macquarie Bank Ltd., MTN (Australia) (3 mo. USD LIBOR + 1.18%)(a)(b)	3.519	01/15/2019	3,010,096
3,342,000	Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.88%)(a)	4.201	03/01/2021	3,459,635
6,000,000	Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.65%)(a)	2.985	07/26/2021	6,030,349
6,850,000	Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.14%)(a)	3.473	09/13/2021	6,965,783
6,500,000	Morgan Stanley, GMTN (3 mo. USD LIBOR + 1.38%)(a)	3.718	02/01/2019	6,534,621
1,250,000	Morgan Stanley, GMTN (3 mo. USD LIBOR + 0.55%)(a)	2.891	02/10/2021	1,253,493
2,900,000	Morgan Stanley, Series 3NC2 (3 mo. USD LIBOR + 0.80%)(a)	3.119	02/14/2020	2,906,583
5,000,000	National Australia Bank Ltd., MTN (Australia) (3 mo. USD LIBOR + 0.78%)(a)(b)	3.119	01/14/2019	5,012,693
5,000,000	National Bank of Canada, BKNT (Canada) (3 mo. USD LIBOR + 0.84%)(a)	3.176	12/14/2018	5,011,730
3,000,000	Nordea Bank AB (Sweden) (3 mo. USD LIBOR + 0.47%)(a)(b)	2.787	05/29/2020	3,013,166
9,000,000	Nordea Bank AB, MTN (Sweden) (3 mo. USD LIBOR + 0.62%)(a)(b)	2.954	09/30/2019	9,043,200
5,000,000	Royal Bank of Canada, GMTN (Canada) (3 mo. USD LIBOR + 0.24%)(a)	2.575	10/26/2020	5,005,881
10,000,000	Royal Bank of Canada, GMTN (Canada) (3 mo. USD LIBOR + 0.39%)(a)	2.729	04/30/2021	10,031,988
6,100,000	Santander UK PLC (United Kingdom) (3 mo. USD LIBOR + 1.48%)(a)	3.816	03/14/2019	6,144,299
6,772,000	Standard Chartered PLC, MTN (United Kingdom) (3 mo. USD LIBOR + 1.13%)(a)(b)	3.452	08/19/2019	6,824,105
5,000,000	Sumitomo Mitsui Banking Corp. (Japan) (3 mo. USD LIBOR + 0.67%)(a)	3.012	10/19/2018	5,004,822
1,000,000	Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.68%)(a)	4.007	03/09/2021	1,030,515
2,300,000	Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.14%)(a)	3.482	10/19/2021	2,343,943
2,300,000	Sumitomo Mitsui Trust Bank Ltd. (Japan) (3 mo. USD LIBOR + 0.44%)(a)(b)	2.766	09/19/2019	2,306,403
9,200,000	Sumitomo Mitsui Trust Bank Ltd. (Japan) (3 mo. USD LIBOR + 0.91%)(a)(b)	3.243	10/18/2019	9,273,209
8,550,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 1.78%)(a)(b)	4.119	04/14/2021	8,815,809
2,500,000	United Overseas Bank Ltd., MTN (Singapore) (3 mo. USD LIBOR + 0.48%)(a)(b)	2.827	04/23/2021	2,505,399
7,000,000	Wells Fargo Bank NA, BKNT (3 mo. USD LIBOR + 0.60%)(a)	2.912	05/24/2019	7,029,352
6,000,000	Westpac Banking Corp. (Australia) (3 mo. USD LIBOR + 0.71%)(a)	3.048	05/13/2019	6,025,335

				293,334,760

	Beverages - 0.2%
3,650,000	Molson Coors Brewing Co.	1.450	07/15/2019	3,605,001

	Diversified Financial Services - 0.6%
4,000,000	AIG Global Funding (3 mo. USD LIBOR + 0.46%)(a)(b)	2.797	06/25/2021	4,008,700
5,000,000	American Express Co. (3 mo. USD LIBOR + 0.53%)(a)	2.837	05/17/2021	5,031,403

				9,040,103

	Electric - 1.8%
10,000,000	Exelon Generation Co. LLC	4.000	10/01/2020	10,131,610
7,200,000	NextEra Energy Capital Holdings, Inc., Series H	3.342	09/01/2020	7,233,191
5,680,000	Progress Energy, Inc.	4.875	12/01/2019	5,818,573
2,350,000	Southern Co. (The)	2.150	09/01/2019	2,330,851

				25,514,225

	Food - 1.8%
8,100,000	General Mills, Inc. (3 mo. USD LIBOR + 0.54%)(a)	2.879	04/16/2021	8,139,160
8,350,000	Kraft Heinz Foods Co. (3 mo. USD LIBOR + 0.57%)(a)	2.911	02/10/2021	8,368,201
10,000,000	Mondelez International Holdings Netherlands BV(b)	1.625	10/28/2019	9,852,772

				26,360,133

Schedule of Investments

	Healthcare-Products - 0.3%
$4,450,000	Zimmer Biomet Holdings, Inc. (3 mo. USD LIBOR + 0.75%)(a)	3.076%	03/19/2021	$4,457,345

	Healthcare-Services - 0.7%
9,685,000	UnitedHealth Group, Inc.	2.700	07/15/2020	9,660,883

	Insurance - 3.0%
3,050,000	Assurant, Inc. (3 mo. USD LIBOR + 1.25%)(a)	3.589	03/26/2021	3,058,182
5,402,000	Metropolitan Life Global Funding I, MTN (SOFR + 0.57%)(a)(b)	2.540	09/07/2020	5,408,860
12,000,000	New York Life Global Funding(b)	1.950	09/28/2020	11,748,847
6,665,000	New York Life Global Funding (3 mo. USD LIBOR + 0.32%)(a)(b)	2.661	08/06/2021	6,681,608
4,560,000	Pricoa Global Funding I(b)	1.450	09/13/2019	4,500,477
7,500,000	Principal Life Global Funding II (3 mo. USD LIBOR + 0.30%)(a)(b)	2.637	06/26/2020	7,529,176
3,470,000	Principal Life Global Funding II(b)	2.625	11/19/2020	3,432,175

				42,359,325

	Machinery-Diversified - 0.5%
6,667,000	John Deere Capital Corp., GMTN (3 mo. USD LIBOR + 0.18%)(a)	2.556	01/07/2020	6,674,582

	Media - 0.8%
11,650,000	Discovery Communications LLC (3 mo. USD LIBOR + 0.71%)(a)	3.035	09/20/2019	11,699,349

	Oil & Gas - 1.5%
10,000,000	EOG Resources, Inc.	4.400	06/01/2020	10,209,866
5,900,000	Equities Corp. (3 mo. USD LIBOR + 0.77%)(a)	3.107	10/01/2020	5,901,934
3,050,000	Phillips 66 (3 mo. USD LIBOR + 0.65%)(a)(b)	2.989	04/15/2019	3,051,502
1,900,000	Phillips 66 (3 mo. USD LIBOR + 0.60%)(a)	2.911	02/26/2021	1,902,555

				21,065,857

	Packaging & Containers - 0.2%
2,800,000	Reynolds Group Holdings, Inc. (3 mo. USD LIBOR + 3.50%)(a)(b)	5.839	07/15/2021	2,838,500

	Pharmaceuticals - 5.0%
13,183,000	AbbVie, Inc.	2.500	05/14/2020	13,054,787
2,600,000	Allergan Funding SCS (3 mo. USD LIBOR + 1.26%)(a)	3.581	03/12/2020	2,632,054
13,606,000	Bayer US Finance II LLC (Germany) (3 mo. USD LIBOR + 0.63%)(a)(b)	2.965	06/25/2021	13,670,293
3,450,000	CVS Health Corp. (3 mo. USD LIBOR + 0.63%)(a)	2.957	03/09/2020	3,471,310
5,000,000	CVS Health Corp.	3.125	03/09/2020	5,004,369
3,250,000	CVS Health Corp. (3 mo. USD LIBOR + 0.72%)(a)	3.047	03/09/2021	3,279,166
10,700,000	Express Scripts Holding Co. (3 mo. USD LIBOR + 0.75%)(a)	3.065	11/30/2020	10,718,028
6,757,000	GlaxoSmithKline Capital PLC (United Kingdom) (3 mo. USD LIBOR + 0.35%)(a)	2.669	05/14/2021	6,816,047
12,000,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/2019	11,863,742

				70,509,796

	REITs - 0.4%
5,350,000	AvalonBay Communities, Inc., MTN (3 mo. USD LIBOR + 0.43%)(a)	2.769	01/15/2021	5,350,251

	Telecommunications - 2.2%
9,500,000	AT&T, Inc. (3 mo. USD LIBOR + 0.93%)(a)	3.264	06/30/2020	9,606,139
3,727,000	AT&T, Inc. (3 mo. USD LIBOR + 0.95%)(a)	3.289	07/15/2021	3,774,825
9,500,000	Deutsche Telekom International Finance BV (Germany) (3 mo. USD LIBOR + 0.58%)(a)(b)	2.916	01/17/2020	9,539,594
7,950,000	Verizon Communications, Inc. (3 mo. USD LIBOR + 0.55%)(a)	2.860	05/22/2020	8,006,163

				30,926,721

	Trucking & Leasing - 0.1%
1,775,000	Aviation Capital Group LLC (3 mo. USD LIBOR + 0.67%)(a)(b)	3.013	07/30/2021	1,779,981

	Total Corporate Bonds and Notes (Cost $622,758,330)			624,683,897

	Asset-Backed Securities - 11.0%
1,800,000	ABPCI Direct Lending Fund CLO I LLC, Class A1, Series 2017-1A (Cayman Islands) (3 mo. USD LIBOR + 1.78%)(a)(b)	4.128	07/20/2029	1,799,964
556,796	Accredited Mortgage Loan Trust, Class A3, Series 2007-1 (1 mo. USD LIBOR + 0.13%)(a)	2.195	02/25/2037	557,225
2,000,000	ACIS CLO Ltd., Class A1, Series 2015-6A (Cayman Islands) (3 mo. USD LIBOR + 1.59%)(a)(b)	3.933	05/01/2027	2,002,227
2,000,000	AMMC CLO 15 Ltd., Class A2R, Series 2014-15A (Cayman Islands) (3 mo. USD LIBOR + 1.35%)(a)(b)	3.677	12/09/2026	2,005,121
7,000,000	Avery Point V CLO Ltd., Class AR, Series 2014-5A (Cayman Islands) (3 mo. USD LIBOR + 0.98%)(a)(b)	3.316	07/17/2026	6,990,183
9,000,000	Avery Point VI CLO Ltd., Class AR, Series 2015-6A (Cayman Islands) (3 mo. USD LIBOR + 1.05%)(a)(b)	3.263	08/05/2027	9,000,000
2,379,557	Bear Stearns Asset Backed Securities I Trust, Class 2A, Series 2006-HE9 (1 mo. USD LIBOR + 0.14%)(a)	2.205	11/25/2036	2,324,630
1,652,635	BSPRT Issuer Ltd., Class A, Series 2017-FL1 (Cayman Islands) (1 mo. USD LIBOR + 1.35%)(a)(b)	3.413	06/15/2027	1,657,195
2,000,000	Cerberus Loan Funding XVI LP, Class A2, Series 2016-2A (Cayman Islands) (3 mo. USD LIBOR + 2.35%)(a)(b)	4.689	11/15/2027	2,007,082
7,000,000	CIFC Funding Ltd., Class AR, Series 2017-3A (Cayman Islands) (3 mo. USD LIBOR + 0.95%)(a)(b)	3.297	07/22/2026	6,999,444
2,352,947	CIT Mortgage Loan Trust, Class 1A, Series 2007-1 (1 mo. USD LIBOR + 1.35%)(a)(b)	3.415	10/25/2037	2,377,199
558,021	Countrywide Asset-Backed Certificates, Class M1, Series 2004-SD2 (1 mo. USD LIBOR + 0.62%)(a)(b)	2.685	06/25/2033	554,811
2,321,674	Countrywide Asset-Backed Certificates, Class 1A1, Series 2006-6 (1 mo. USD LIBOR + 0.17%)(a)	2.235	09/25/2036	2,290,646
2,000,000	Crown Point CLO III Ltd., Class A2R, Series 2015-3A (Cayman Islands) (3 mo. USD LIBOR + 1.45%)(a)(b)	3.789	12/31/2027	1,997,013
2,795,710	CWABS, Inc. Asset-Backed Certificates Trust, Class M1, Series 2004-4 (1 mo. USD LIBOR + 0.72%)(a)	2.785	07/25/2034	2,816,585
2,000,000	Fortress Credit Opportunities IX CLO Ltd., Class A1T, Series 2017-9A (Cayman Islands) (3 mo. USD LIBOR + 1.55%)(a)(b)	3.864	11/15/2029	2,000,039
1,500,000	Fortress Credit Opportunities VII CLO Ltd., Class A1T, Series 2016-7A (Cayman Islands) (3 mo. USD LIBOR + 2.05%)(a)(b)	4.391	12/15/2028	1,506,353
3,000,000	FS Senior Funding Ltd., Class AT, Series 2015-1A (Cayman Islands) (3 mo. USD LIBOR + 1.80%)(a)(b)	4.137	05/28/2025	2,999,638

Schedule of Investments

$1,000,000	Golub Capital BDC CLO LLC, Class BR, Series 2014-1A (3 mo. USD LIBOR + 1.40%)(a)(b)	3.735%	04/25/2026	$1,001,458
4,800,000	Golub Capital Partners CLO Ltd., Class A1R, Series 2013-16A (Cayman Islands) (3 mo. USD LIBOR + 1.70%)(a)(b)	4.060	07/25/2029	4,809,543
3,000,000	Golub Capital Partners CLO Ltd., Class A, Series 2016-33A (Cayman Islands) (3 mo. USD LIBOR + 2.48%)(a)(b)	4.792	11/21/2028	3,002,237
5,000,000	Golub Capital Partners CLO Ltd., Class A, Series 2018-36A (Cayman Islands) (3 mo. USD LIBOR + 1.30%)(a)(b)	3.641	02/05/2031	4,988,976
1,335,451	GSAMP Trust, Class M1, Series 2005-HE6 (1 mo. USD LIBOR + 0.44%)(a)	2.505	11/25/2035	1,341,824
1,000,000	Halcyon Loan Advisors Funding Ltd., Class B, Series 2012-1A (Cayman Islands) (3 mo. USD LIBOR + 3.00%)(a)(b)	5.314	08/15/2023	1,002,608
2,500,000	HSI Asset Securitization Corp. Trust, Class M2, Series 2006-OPT2 (1 mo. USD LIBOR + 0.39%)(a)	2.455	01/25/2036	2,478,825
5,500,000	Hunt CRE Ltd., Class A, Series 2017-FL1 (Cayman Islands) (1 mo. USD LIBOR + 1.00%)(a)(b)	3.063	08/15/2034	5,500,834
2,000,000	KKR CLO Ltd., Class A1A, Series 2015-A1A (Cayman Islands) (3 mo. USD LIBOR + 1.56%)(a)(b)	3.893	10/18/2028	2,002,785
2,000,000	KKR CLO Ltd., Class A, Series 2018-21A (Cayman Islands) (3 mo. USD LIBOR + 1.00%)(a)(b)	3.345	04/15/2031	1,990,845
2,000,000	KVK CLO Ltd., Class BR, Series 2013-2A (Cayman Islands) (3 mo. USD LIBOR + 1.75%)(a)(b)	4.089	01/15/2026	2,001,845
4,000,000	KVK CLO Ltd., Class BR, Series 2014-2A (Cayman Islands) (3 mo. USD LIBOR + 1.65%)(a)(b)	3.989	07/15/2026	4,004,327
3,238,670	Nationstar Home Equity Loan Trust, Class 1AV1, Series 2007-B (1 mo. USD LIBOR + 0.22%)(a)	2.285	04/25/2037	3,198,839
2,500,000	Newstar Commercial Loan Funding LLC, Class BN, Series 2017-1A (3 mo. USD LIBOR + 2.50%)(a)(b)	4.825	03/20/2027	2,511,212
10,000,000	NextGear Floorplan Master Owner Trust, Class A1, Series 2017-1A (1 mo. USD LIBOR + 0.85%)(a)(b)	2.913	04/18/2022	10,057,926
3,000,000	Northwoods Capital XIV Ltd., Class AR, Series 2017-14A (Cayman Islands) (3 mo. USD LIBOR + 1.30%)(a)(b)	3.638	11/12/2025	3,004,831
7,500,000	NXT Capital CLO LLC, Class A, Series 2017-1A (3 mo. USD LIBOR + 1.70%)(a)(b)	4.048	04/20/2029	7,506,528
6,750,000	OCP CLO Ltd., Class A1RR, Series 2018-7A (Cayman Islands) (3 mo. USD LIBOR + 1.12%)(a)(b)	3.468	07/20/2029	6,750,000
2,830,000	OZLM IX Ltd., Class A1R, Series 2017-9A (Cayman Islands) (3 mo. USD LIBOR + 1.22%)(a)(b)	3.568	01/20/2027	2,832,449
3,000,000	OZLM VIII Ltd., Class A1AR, Series 2017-8A (Cayman Islands) (3 mo. USD LIBOR + 1.13%)(a)(b)	3.466	10/17/2026	3,001,877
5,252,459	Raspro Trust, Class B, Series 2005-1A (3 mo. USD LIBOR + 0.93%)(a)(b)	3.273	03/23/2024	5,121,147
2,000,000	Recette CLO Ltd., Class BR, Series 2017-1A (Cayman Islands) (3 mo. USD LIBOR + 1.30%)(a)(b)	3.648	10/20/2027	1,978,620
2,500,000	Sudbury Mill CLO Ltd., Class B1R, Series 2017-1A (Cayman Islands) (3 mo. USD LIBOR + 1.65%)(a)(b)	3.986	01/17/2026	2,502,855
11,000,000	TICP CLO II-2 Ltd., Class A1, Series 2018-IIA (Cayman Islands) (3 mo. USD LIBOR + 0.84%)(a)(b)	3.743	04/20/2028	10,887,749
5,500,000	Venture XII CLO Ltd., Class ARR, Series 2018-12A (Cayman Islands) (3 mo. USD LIBOR + 0.80%)(a)(b)	3.111	02/28/2026	5,473,271
1,500,000	Venture XVI CLO Ltd., Class ARR, Series 2018-16A (Cayman Islands) (3 mo. USD LIBOR + 0.85%)(a)(b)	3.189	01/15/2028	1,497,687
3,600,000	Woodmont Trust, Class A, Series 2017-2A (3 mo. USD LIBOR + 1.80%)(a)(b)	4.133	07/18/2028	3,629,105

	Total Asset-Backed Securities (Cost $155,512,290)			155,965,558

	U.S. Treasury Securities - 5.1%
25,000,000	U.S. Treasury Note	2.500	05/31/2020	24,951,172
20,000,000	U.S. Treasury Note	2.625	07/31/2020	19,998,828
28,000,000	U.S. Treasury Note	2.625	08/31/2020	27,997,813

	Total U.S. Treasury Securities (Cost $72,892,031)			72,947,813

	Commercial Mortgage-Backed Securities - 2.0%
3,000,000	CLNS Trust, Class A, Series 2017-IKPR (1 mo. USD LIBOR + 0.80%)(a)(b)	2.867	06/11/2032	3,003,564
12,200,000	GS Mortgage Securities Corp. Trust, Class A, Series 2017-STAY (1 mo. USD LIBOR + 0.85%)(a)(b)	2.913	07/15/2032	12,224,296
6,587,124	Ladder Capital Commercial Mortgage Trust, Class A, Series 2017-FL1 (1 mo. USD LIBOR + 0.88%)(a)(b)	2.940	09/15/2034	6,590,437
2,000,000	PFP Ltd., Class B, Series 2017-3 (Cayman Islands) (1 mo. USD LIBOR + 1.75%)(a)(b)	3.813	01/14/2035	2,008,528
3,209,321	Resource Capital Corp. Ltd., Class A, Series 2017-CRE5 (Cayman Islands) (1 mo. USD LIBOR + 0.80%)(a)(b)	2.860	07/15/2034	3,209,896
2,000,000	TPG Real Estate Finance Issuer Ltd., Class A, Series 2018-FL1 (Cayman Islands) (1 mo. USD LIBOR + 0.75%)(a)(b)	2.810	02/15/2035	2,001,900

	Total Commercial Mortgage-Backed Securities (Cost $29,017,770)			29,038,621

	Collateralized Mortgage Obligations - 0.6%
286,610	CSMC, Class 27A1, Series 2014-2R (1 mo. USD LIBOR + 0.20%)(a)(b)	2.264	02/27/2046	273,465
6,300,000	FirstKey Master Funding Ltd., Class A6, Series 2017-R1 (Cayman Islands) (1 mo. USD LIBOR + 0.22%)(a)(b)	2.301	11/03/2041	6,235,110
1,440,153	New Residential Mortgage Loan Trust, Class A1, Series 2017-5A (1 mo. USD LIBOR + 1.50%)(a)(b)	3.565	06/25/2057	1,482,666

	Total Collateralized Mortgage Obligations (Cost $7,847,149)			7,991,241

	Variable Rate Senior Loan Interests - 0.4%(c)(d)
	Commercial Services - 0.1%
2,104,858	Fly Funding II Sarl, Term Loan (Luxembourg) (3 mo. USD LIBOR + 2.00%)(a)	4.350	02/09/2023	2,107,489
	Retail - 0.1%
1,130,395	Smart & Final Store LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)(a)	5.576	11/15/2022	1,108,731
	Software - 0.2%
2,484,625	First Data Corp., Term Loan (1 mo. USD LIBOR + 200.00%)(a)	4.066	04/26/2024	2,483,842

	Total Variable Rate Senior Loan Interests (Cost $5,684,848)			5,700,062

Schedule of Investments

	Commercial Paper - 36.0%
$8,000,000	AT&T, Inc.	2.620%	09/06/2018	$7,997,107
12,000,000	Arrow Electronics, Inc.	2.700	09/14/2018	11,988,329
10,000,000	Arrow Electronics, Inc.	2.700	09/19/2018	9,986,710
17,500,000	AutoNation, Inc.	2.550	09/04/2018	17,495,209
10,100,000	AutoZone, Inc.	2.200	09/20/2018	10,087,414
18,000,000	BAT International Finance PLC	2.200	09/12/2018	17,986,680
8,000,000	Boston Scientific Corp.	2.550	09/04/2018	7,998,062
11,500,000	Bunge Asset Funding Corp.	2.600	09/04/2018	11,497,162
7,900,000	Cabot Corp.	2.250	09/20/2018	7,890,221
5,000,000	Catholic Health Initiatives	2.950	10/16/2018	4,986,852
15,000,000	Catholic Health Initiatives	2.950	11/20/2018	14,926,121
15,000,000	CenterPoint Energy Resources Corp.	2.200	09/07/2018	14,993,714
15,300,000	Consolidated Edison Co. of New York, Inc.	2.120	09/05/2018	15,295,340
15,000,000	Eastman Chemical Co.	2.250	09/04/2018	14,996,367
20,000,000	Energy Transfer LP	2.700	09/05/2018	19,993,144
2,000,000	Energy Transfer LP	2.700	09/10/2018	1,998,619
11,000,000	Entergy Corp.	2.220	09/06/2018	10,995,868
10,000,000	Entergy Corp.	2.600	10/01/2018	9,979,402
3,000,000	Entergy Corp.	2.600	10/18/2018	2,990,020
10,000,000	Enterprise Products Operating LLC	2.250	09/18/2018	9,988,800
15,000,000	FedEx Corp.	2.300	10/01/2018	14,970,576
10,000,000	Ford Motor Credit Co. LLC	3.020	04/08/2019	9,810,067
5,000,000	Ford Motor Credit Co. LLC	3.020	04/12/2019	4,903,120
12,000,000	General Motors Financial Co., Inc.	2.440	09/10/2018	11,991,767
15,000,000	Glencore Funding LLC	2.210	09/04/2018	14,996,273
10,000,000	Harris Corp.	2.590	09/04/2018	9,997,366
10,000,000	Hyundai Capital America	2.570	09/27/2018	9,983,012
18,000,000	Keurig Dr Pepper, Inc.	2.330	09/25/2018	17,971,975
18,000,000	Kinder Morgan, Inc.	2.600	09/04/2018	17,995,072
10,000,000	Marriott International, Inc.	2.290	09/11/2018	9,993,232
10,000,000	Mondelez International, Inc.	2.130	09/04/2018	9,997,578
11,200,000	NetApp, Inc.	2.140	09/18/2018	11,187,456
2,400,000	Nutrien Ltd.	2.260	09/14/2018	2,397,682
11,350,000	QUALCOMM, Inc.	2.410	09/11/2018	11,343,064
18,000,000	Rogers Communications, Inc.	2.150	09/07/2018	17,992,317
15,000,000	Royal Caribbean Cruises Ltd.	2.650	09/17/2018	14,984,275
5,000,000	Royal Caribbean Cruises Ltd.	2.650	09/20/2018	4,993,811
10,000,000	Sempra Global	2.330	09/11/2018	9,993,232
10,000,000	Sempra Global	2.420	10/31/2018	9,959,520
18,000,000	Silver Tower US Funding LLC	2.330	09/06/2018	17,993,304
5,000,000	Societe Generale SA	2.810	08/26/2019	4,859,135
10,000,000	Suncor Energy, Inc.	2.310	09/06/2018	9,996,350
5,100,000	Suncor Energy, Inc.	2.300	09/18/2018	5,094,288
7,950,000	VW Credit, Inc.	2.630	02/19/2019	7,848,129
11,205,000	VW Credit, Inc.	2.600	09/10/2018	11,198,121
5,000,000	WGL Holdings, Inc.	2.580	09/24/2018	4,992,550
10,000,000	WGL Holdings, Inc.	2.601	10/11/2018	9,973,897

	Total Commercial Paper (Cost $511,475,731)			511,488,310

Repurchase Amount
	Repurchase Agreements - 1.9%(f)
	Repurchase Agreements - 1.9%
12,180,000	Wells Fargo Securities LLC, agreement dated 07/13/2018, maturing value of $12,180,000 (collateralized by domestic non-agency asset-backed securities, a domestic private label collateralized mortgage obligation, and foreign international debt securities valued at $12,402,133; 1.375%-8.4475; 06/28/2019-07/25/2037)(g)	3.000	01/09/2019	12,000,000
—	Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018, (collateralized by U.S. Treasury obligations valued at $15,300,015; 2.25%-2.875%; 02/29/2020-08/15/2028)(h)	2.922	—	15,000,000

	Total Repurchase Agreements (Cost $27,000,000)			27,000,000

	Total Investments in Securities (Cost $1,432,188,149) - 100.9%			1,434,815,502
	Other assets less liabilities - (0.9)%			(12,646,550)

	Net Assets - 100.0%			$1,422,168,952

Investment Abbreviations:

GMTN - Global Medium-Term Note

LIBOR - London Interbank Offered Rate

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - U.S. Dollar

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at August 31, 2018.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $372,941,182, which represented 26.22% of the Fund’s Net Assets.

(c)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(d)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, as amended the 1933 Act may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount equals value at period end.
(g)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2018, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. For the three months ended August 31, 2018, there were no transfers between valuation levels.

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Invesco Actively Managed Exchange-Traded Fund Trust

By (Signature and Title)       /s/ Daniel E. Draper

                       Daniel E. Draper

                       President

Date   10/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Daniel E. Draper

                       Daniel E. Draper

                       President

Date  10/30/2018

By (Signature and Title)       /s/ Kelli Gallegos

                       Kelli Gallegos

                       Treasurer

Date  10/30/2018